Sales - Total Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of products and services [line items]
Total sales	$ 817,764	$ 887,138	[1]	$ 793,239	[1]
Soybean
Disclosure of products and services [line items]
Total sales	44,271	44,538		66,471
Corn
Disclosure of products and services [line items]
Total sales	44,475	59,714		33,106
Wheat
Disclosure of products and services [line items]
Total sales	14,457	18,733		30,091
Peanut
Disclosure of products and services [line items]
Total sales	0	0		1,752
Sunflower
Disclosure of products and services [line items]
Total sales	633	701		1,314
Barley
Disclosure of products and services [line items]
Total sales	275	1,085		1,203
Seeds
Disclosure of products and services [line items]
Total sales	1,732	734		461
Milk
Disclosure of products and services [line items]
Total sales	12,817	9,977		19,267
Cattle
Disclosure of products and services [line items]
Total sales	1,959	3,452		1,279
Cattle for dairy
Disclosure of products and services [line items]
Total sales	2,729	2,169		1,612
Others
Disclosure of products and services [line items]
Total sales	2,923	1,398		1,627
Agricultural produce and biological assets
Disclosure of products and services [line items]
Total sales	126,271	142,501		158,183
Ethanol
Disclosure of products and services [line items]
Total sales	199,062	373,847		324,661
Sugar
Disclosure of products and services [line items]
Total sales	171,102	97,710		128,377
Energy
Disclosure of products and services [line items]
Total sales	42,756	60,913		57,797
Peanut
Disclosure of products and services [line items]
Total sales	46,708	28,928		0
Sunflower
Disclosure of products and services [line items]
Total sales	10,433	7,534		0
Cotton
Disclosure of products and services [line items]
Total sales	1,969	623		0
Rice
Disclosure of products and services [line items]
Total sales	96,397	97,515		92,560
Fluid milk (UHT)
Disclosure of products and services [line items]
Total sales	54,380	38,441		0
Powder milk
Disclosure of products and services [line items]
Total sales	40,500	20,722		8,646
Other diary products
Disclosure of products and services [line items]
Total sales	17,205	8,856		0
Soybean oil and meal
Disclosure of products and services [line items]
Total sales	0	1,062		14,059
Services
Disclosure of products and services [line items]
Total sales	4,774	4,521		487
Rental income
Disclosure of products and services [line items]
Total sales	584	564		643
Others
Disclosure of products and services [line items]
Total sales	5,623	3,401		7,826
Manufactured products and services rendered
Disclosure of products and services [line items]
Total sales	691,493	744,637		635,056
Manufactured products and services rendered | Agricultural produce and biological assets
Disclosure of products and services [line items]
Total sales	$ 817,764	$ 887,138		$ 793,239

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.